DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Derivative Financial Instruments

NOTE 9. DERIVATIVE FINANCIAL INSTRUMENTS

We use derivative instruments primarily to manage exposures arising in the normal course of business. Our principal exposures are commodity market risk, benchmark interest rate risk and foreign exchange rate exposures. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks (1) that could lead to declines in anticipated revenues or increases in anticipated expenses, or (2) that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not included in the tables below.

In certain cases, we apply the normal purchase or sale exception to derivative instruments and have other commodity contracts that are not derivatives. These contracts are not recorded at fair value and are therefore excluded from the disclosures below.

In all other cases, we record derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the California Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (loss) (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Consolidated Statements of Cash Flows.

HEDGE ACCOUNTING

We may designate a derivative as a cash flow hedging instrument if it effectively converts anticipated cash flows associated with revenues or expenses to a fixed dollar amount. We may utilize cash flow hedge accounting for derivative commodity instruments, foreign currency instruments and interest rate instruments. Designating cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that the future cash flows of a given revenue or expense item may vary, and other criteria.

We may designate an interest rate derivative as a fair value hedging instrument if it effectively converts our own debt from a fixed interest rate to a variable rate. The combination of the derivative and debt instrument results in fixing that portion of the fair value of the debt that is related to benchmark interest rates. Designating fair value hedges is dependent on the instrument being used, the effectiveness of the instrument in offsetting changes in the fair value of our debt instruments, and other criteria.

ENERGY DERIVATIVES

Our market risk is primarily related to natural gas and electricity price volatility and the specific physical locations where we transact. We use energy derivatives to manage these risks. The use of energy derivatives in our various businesses depends on the particular energy market, and the operating and regulatory environments applicable to the business, as follows:

  The California Utilities use energy derivatives, both natural gas and electricity, for the benefit of customers, with the objective of managing price risk and basis risks, and stabilizing and lowering natural gas and electricity costs. These derivatives include fixed price natural gas and electricity positions, options, and basis risk instruments, which are either exchange-traded or over-the-counter financial instruments, or bilateral physical transactions. This activity is governed by risk management and transacting activity plans that have been filed with and approved by the CPUC. Natural gas and electricity derivative activities are recorded as commodity costs that are offset by regulatory account balances and are recovered in rates. Net commodity cost impacts on the Consolidated Statements of Operations are reflected in Cost of Electric Fuel and Purchased Power or in Cost of Natural Gas.
  SDG&E is allocated and may purchase congestion revenue rights (CRRs), which serve to reduce the regional electricity price volatility risk that may result from local transmission capacity constraints. Unrealized gains and losses do not impact earnings, as they are offset by regulatory account balances. Realized gains and losses associated with CRRs, which are recoverable in rates, are recorded in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations.
  Sempra Mexico and Sempra Natural Gas may use natural gas and electricity derivatives, as appropriate, to optimize the earnings of their assets which support the following businesses: LNG, natural gas transportation, power generation, and Sempra Natural Gas’ storage. Gains and losses associated with undesignated derivatives are recognized in Energy-Related Businesses Revenues or in Cost of Natural Gas, Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Certain of these derivatives may also be designated as cash flow hedges. Sempra Mexico also uses natural gas energy derivatives with the objective of managing price risk and lowering natural gas prices at its Mexican distribution operations. These derivatives, which are recorded as commodity costs that are offset by regulatory account balances and recovered in rates, are recognized in Cost of Natural Gas on the Consolidated Statements of Operations.
  From time to time, our various businesses, including the California Utilities, may use other energy derivatives to hedge exposures such as the price of vehicle fuel.

We summarize net energy derivative volumes at December 31, 2015 and 2014 as follows:

NET ENERGY DERIVATIVE VOLUMES

	December 31,
Segment and Commodity	2015		2014
California Utilities:
SDG&E:
Natural gas	70 million MMBtu	(1)	55 million MMBtu
Electricity	1 million MWh	(2)	―
Congestion revenue rights	36 million MWh		27 million MWh
SoCalGas – natural gas	1 million MMBtu		1 million MMBtu

Energy-Related Businesses:
Sempra Natural Gas – natural gas	43 million MMBtu		29 million MMBtu
(1)	Million British thermal units
(2)	Megawatt hours

In addition to the amounts noted above, we frequently use commodity derivatives to manage risks associated with the physical locations of contractual obligations and assets, such as natural gas purchases and sales.

INTEREST RATE DERIVATIVES

We are exposed to interest rates primarily as a result of our current and expected use of financing. We periodically enter into interest rate derivative agreements intended to moderate our exposure to interest rates and to lower our overall costs of borrowing. We utilize interest rate swaps typically designated as fair value hedges, as a means to achieve our targeted level of variable rate debt as a percent of total debt. In addition, we may utilize interest rate swaps, typically designated as cash flow hedges, to lock in interest rates on outstanding debt or in anticipation of future financings.

Interest rate derivatives are utilized by the California Utilities as well as by other Sempra Energy subsidiaries. Interest rate derivatives are generally accounted for as hedges, and although the California Utilities generally recover borrowing costs in rates over time, the use of interest rate derivatives is subject to certain regulatory constraints, and the impact of interest rate derivatives may not be recovered from customers as timely as described above with regard to energy derivatives. Separately, Otay Mesa VIE has entered into interest rate swap agreements, designated as cash flow hedges, to moderate its exposure to interest rate changes.

At December 31, 2015 and 2014, the net notional amounts of our interest rate derivatives, excluding the cross-currency swaps discussed below, were:

INTEREST RATE DERIVATIVES
(Dollars in millions)
	December 31, 2015		December 31, 2014
	Notional debt	Maturities	Notional debt	Maturities
Sempra Energy Consolidated:
Cash flow hedges(1)	$384	2016-2028	$399	2015-2028
Fair value hedges	300	2016	300	2016
SDG&E:
Cash flow hedge(1)	315	2016-2019	325	2015-2019
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

FOREIGN CURRENCY DERIVATIVES

We are exposed to exchange rate movements at our Mexican subsidiaries, which have U.S. dollar denominated cash balances, receivables and payables (monetary assets and liabilities) that give rise to Mexican currency exchange rate movements for Mexican income tax purposes. These subsidiaries also have deferred income tax assets and liabilities that are denominated in the Mexican peso, which must be translated into U.S. dollars for financial reporting purposes. We utilize foreign currency derivatives at our subsidiaries and at the consolidated level as a means to manage the risk of exposure to significant fluctuations in our income tax expense from these impacts. We also utilize cross-currency swaps to hedge exposure related to Mexican peso-denominated debt at our Mexican subsidiaries and joint ventures.

In addition, Sempra South American Utilities uses foreign currency derivatives at its subsidiaries and joint ventures as a means to manage foreign currency rate risk. We discuss such swaps at Chilquinta Energía’s Eletrans joint venture investment in Note 4.

FINANCIAL STATEMENT PRESENTATION

Each Consolidated Balance Sheet reflects the offsetting of net derivative positions and cash collateral with the same counterparty when a legal right of offset exists. The following tables provide the fair values of derivative instruments on the Consolidated Balance Sheets at December 31, 2015 and 2014, including the amount of cash collateral receivables that were not offset, as the cash collateral is in excess of liability positions

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2015
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$4		$1	$(15)		$(156)
Commodity contracts not subject to rate recovery		13		―	―		―
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery		245		32	(239)		(21)
Associated offsetting commodity contracts		(232)		(20)	232		20
Associated offsetting cash collateral		(6)		―	4		―
Commodity contracts subject to rate recovery		28		49	(61)		(64)
Associated offsetting commodity contracts		(2)		(2)	2		2
Associated offsetting cash collateral		―		―	28		26
Net amounts presented on the balance sheet		50		60	(49)		(193)
Additional cash collateral for commodity contracts
not subject to rate recovery		2		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		28		―	―		―
Total(4)		$80		$60	$(49)		$(193)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(14)		$(23)
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery		―		―	(1)		―
Associated offsetting cash collateral		―		―	1		―
Commodity contracts subject to rate recovery		27		49	(60)		(64)
Associated offsetting commodity contracts		(2)		(2)	2		2
Associated offsetting cash collateral		―		―	28		26
Net amounts presented on the balance sheet		25		47	(44)		(59)
Additional cash collateral for commodity contracts
not subject to rate recovery		1		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		27		―	―		―
Total(4)		$53		$47	$(44)		$(59)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	$	―	$	―	$(1)	$	―
Associated offsetting cash collateral		―		―	1		―
Commodity contracts subject to rate recovery		1		―	(1)		―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
subject to rate recovery		1		―	―		―
Total		$2	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2014
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$10		$3	$(17)		$(109)
Commodity contracts not subject to rate recovery		25		―	―		―
Derivatives not designated as hedging instruments:
Interest rate instruments		8		27	(7)		(22)
Commodity contracts not subject to rate recovery		143		32	(135)		(29)
Associated offsetting commodity contracts		(129)		(27)	129		27
Associated offsetting cash collateral		(11)		―	―		―
Commodity contracts subject to rate recovery		36		76	(36)		(20)
Associated offsetting commodity contracts		(3)		(1)	3		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		79		110	(40)		(139)
Additional cash collateral for commodity contracts
subject to rate recovery		14		―	―		―
Total(4)		$93		$110	$(40)		$(139)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(16)		$(31)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		32		76	(32)		(20)
Associated offsetting commodity contracts		―		(1)	―		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		32		75	(25)		(37)
Additional cash collateral for commodity contracts
subject to rate recovery		12		―	―		―
Total(4)		$44		$75	$(25)		$(37)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$4	$	―	$(4)	$	―
Associated offsetting commodity contracts		(3)		―	3		―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
subject to rate recovery		2		―	―		―
Total		$3	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

The effects of derivative instruments designated as hedges on the Consolidated Statements of Operations and in Other Comprehensive Income (Loss) (OCI) and Accumulated Other Comprehensive Income (Loss) (AOCI) for the years ended December 31 were:

FAIR VALUE HEDGE IMPACTS
(Dollars in millions)
		Pretax gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2015	2014	2013
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense	$6	$8	$8
Interest rate instruments	Other Income, Net	(5)	(3)	(7)
Total(1)		$1	$5	$1
(1)		There was no hedge ineffectiveness in 2015 or 2013. There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair value of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net.

CASH FLOW HEDGE IMPACTS
(Dollars in millions)
	Pretax (loss) gain							Pretax (loss) gain reclassified
	recognized in OCI							from AOCI into earnings
	(effective portion)							(effective portion)
	Years ended December 31,							Years ended December 31,
		2015		2014		2013	Location	2015	2014	2013
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments(1)		$(18)		$(24)		$1	Interest Expense	$(18)	$(21)	$(11)
							Gain on Sale of Equity
Interest rate instruments		―		3		―	Interests and Assets	―	3	―
							Equity Earnings,
Interest rate instruments		(80)		(127)		15	Before Income Tax	(12)	(10)	(10)
							Equity Earnings,
Interest rate instruments		(20)		―		―	Net of Income Tax	(13)	―	―
Commodity contracts not							Revenues: Energy-Related
subject to rate recovery		12		19		(4)	Businesses	14	8	1
Total(2)		$(106)		$(129)		$12		$(29)	$(20)	$(20)
SDG&E:
Interest rate instruments(1)(3)		$(6)		$(9)		$8	Interest Expense	$(12)	$(11)	$(9)
SoCalGas:
Interest rate instrument(3)	$	―	$	―	$	―	Interest Expense	$(1)	$(1)	$(1)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.
(2)	There was $2 million, $1 million and $1 million of losses from ineffectiveness related to these cash flow hedges in 2015, 2014 and 2013, respectively.
(3)	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E and SoCalGas in 2015, 2014 and 2013.

For Sempra Energy Consolidated, we expect that losses of $16 million, which are net of income tax benefit, that are currently recorded in AOCI (including $12 million in noncontrolling interests, substantially all of which is related to Otay Mesa VIE at SDG&E) related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings. Actual amounts ultimately reclassified into earnings depend on the interest rates in effect when derivative contracts that are currently outstanding mature.

SoCalGas expects that negligible losses, which are net of income tax benefit, that are currently recorded in AOCI related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings.

For all forecasted transactions, the maximum term over which we are hedging exposure to the variability of cash flows at December 31, 2015 is approximately 13 years and 3 years for Sempra Energy Consolidated and SDG&E, respectively. The maximum remaining term of hedged interest rate variability related to debt at equity method investees is 20 years.

The effects of derivative instruments not designated as hedging instruments on the Consolidated Statements of Operations for the years ended December 31 were:

UNDESIGNATED DERIVATIVE IMPACTS
(Dollars in millions)
		Pretax (loss) gain on derivatives recognized in earnings
		Years ended December 31,
	Location	2015		2014	2013
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments	Other Income, Net		$(4)	$(24)		$17
Foreign exchange instruments	Equity Earnings,
	Net of Income Tax		(4)	(5)		(4)
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses		42	17		(1)
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power		―	3		―
Commodity contracts not subject
to rate recovery	Operation and Maintenance		(1)	(4)		1
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		(126)	(10)		53
Commodity contracts subject
to rate recovery	Cost of Natural Gas		1	―		―
Total			$(92)	$(23)		$66
SDG&E:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$	―	$(1)	$	―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		(126)	(10)		53
Total			$(126)	$(11)		$53
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance		$(1)	$(2)		$1
Commodity contracts subject
to rate recovery	Cost of Natural Gas		1	―		―
Total		$	―	$(2)		$1

CONTINGENT FEATURES

For Sempra Energy Consolidated and SDG&E, certain of our derivative instruments contain credit limits which vary depending on our credit ratings. Generally, these provisions, if applicable, may reduce our credit limit if a specified credit rating agency reduces our ratings. In certain cases, if our credit ratings were to fall below investment grade, the counterparty to these derivative liability instruments could request immediate payment or demand immediate and ongoing full collateralization.

For Sempra Energy Consolidated, the total fair value of this group of derivative instruments in a net liability position at December 31, 2015 and 2014 is $6 million and $9 million, respectively. At December 31, 2015, if the credit ratings of Sempra Energy were reduced below investment grade, $6 million of additional assets could be required to be posted as collateral for these derivative contracts.

For SDG&E, the total fair value of this group of derivative instruments in a net liability position at December 31, 2015 and 2014 is $5 million and $2 million, respectively. At December 31, 2015, if the credit ratings of SDG&E were reduced below investment grade, $6 million of additional assets could be required to be posted as collateral for these derivative contracts.

For Sempra Energy Consolidated, SDG&E and SoCalGas, some of our derivative contracts contain a provision that would permit the counterparty, in certain circumstances, to request adequate assurance of our performance under the contracts. Such additional assurance, if needed, is not material and is not included in the amounts above.